Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
8.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are comprised of:

	December 31, 2014	December 31, 2013
VAT and other taxes recoverable	94,225	241,902
Capitalized loan origination fees	72,946	51,190
Prepayments and advances for materials	45,403	60,602
Other receivables	14,185	44,265
Short-term loans issued	859	7,443
Promissory notes received	—	73
Other current assets	10,696	34,149

Total prepayments and other current assets	238,314	439,624

The following summarizes the changes in the allowance for doubtful accounts included in prepayments, other current assets and advances for materials for the years ended December 31:

	2014	2013	2012
Balance at beginning of year	(34,867)	(18,616)	(13,007)
(Allowance) Recovery of allowance for doubtful accounts	(3,156)	1,003	(5,051)
Effect of disposal of subsidiaries	—	(20,334)	—
Other receivable written off	21,541	—	—
Translation difference	7,044	3,080	(558)

Balance at end of year	(9,438)	(34,867)	(18,616)

Generally in Russia, VAT related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred on purchases may be reclaimed, subject to certain restrictions, against VAT related to sales. VAT related to purchase transactions, which is not yet reclaimable against VAT related to sales as of the balance sheet dates, is recognized in the balance sheets on a gross basis, i.e. as other current assets and taxes and social charges payable. As of December 31, 2014, the decrease in VAT and other taxes recoverable was due to effects of provision for not recoverable taxes at DEMP of $31,950, offset of prepaid income tax against taxes liabilities at SKCC of $33,754 and significant currency translation difference.

The capitalized origination fees on the Group’s loans in the amount of $72,946 and $51,190 as of December 31, 2014 and 2013, respectively, are being amortized using the effective interest method over the loan term. The capitalized origination fees are classified between short-term and long-term assets in a manner consistent with the related debt.